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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



Investment Company Act file number 811-02239


                            Pioneer Interest Shares
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


      Joseph P. Barri, Hale and Dorr LLP, 60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30


Date of reporting period:  January 1, 2003 through June 30, 2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                                     PIONEER
                            -----------------------
                                    INTEREST
                                     SHARES

                                   Semiannual
                                     Report

                                    6/30/03

                          [LOGO] PIONEER Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter from the President                     1
Portfolio Summary                             2
Performance Update                            3
Portfolio Management Discussion               4
Schedule of Investments                       7
Financial Statements                         15
Notes to Financial Statements                19
Trustees, Officers and Service Providers     23

Pioneer Interest Shares
LETTER FROM THE PRESIDENT 6/30/03

Dear Shareowners,
--------------------------------------------------------------------------------
With the fading of concerns over the Iraq war, investors whose attention had been focused overseas were buoyed this spring by hints of increased economic activity at home. The nation's stock markets began a broad-based rally in early March, and prices continued to climb. From April through June, the major stock market averages recorded one of the biggest quarterly jumps in years. Increasing investor confidence also led to strong returns on corporate bonds. However, returns on government bonds, which rose sharply earlier, have slowed.

Encouraging factors aren't hard for investors to find. The lowest interest rates many of us have ever seen and the administration's tax cuts mean higher incomes for many consumers. The tax reductions on dividends and capital gains are of special interest to investors. Corporations can also borrow at the lowest rates in years. Many companies are realizing substantial savings by replacing old, high-cost debt with new issues that carry lower interest. The Federal Reserve Board cut rates once again in June in an effort to inject further stimulus into the economy. And the weak U.S. dollar helps exporters and multinational companies operating in countries with stronger currencies.

One possible lesson to be learned from the market's decline and recovery is the importance of staying invested. Those who stayed with their commitments benefitted from a stock market rally and a strong rise in corporate bonds, while those who remained on the sidelines had to play catch-up. If the protracted slump caused your investment discipline to slip, this may be an ideal time to contact your financial advisor for guidance on resuming your investment program and determining the right balance for you among stocks, bonds and short-term investments.

Our style focuses on companies, not on forecasts

There are always risks, of course, and the direction of the economy is something of a puzzle at the moment. If it continues to struggle for very long, investors may once again seek shelter in short-term commitments. However, Pioneer's portfolio managers and analysts do not base investment decisions on economic assumptions. Instead, as it has since our founding in 1928, our value-focused investment style requires complete understanding of a company and its potential. That means intensive analysis of financial reports, visits to companies and detailed discussions with corporate managers. When we discover potential that appears to exceed the market's valuation, that company's stocks and bonds may become candidates for investment. Our research efforts are aided in no small measure by the global resources of our parent organization, UniCredito Italiano, S.p.A.

Like everyone at Pioneer, I appreciate your continued confidence in our products and services.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood
Pioneer Investment Management, Inc.

The preceding information is the opinion of Fund management. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

--------------------------------------------------------------------------------
Pioneer's new president

Osbert Hood was recently named Chief Executive Officer and President of Pioneer Investments USA. Mr. Hood, formerly Pioneer's Chief Operating Officer and a key member of the senior management committee, joined Pioneer in 2000 from John Hancock Financial Services, where he had held senior financial positions. "I am excited and honored to have the opportunity to lead Pioneer as it continues to grow," Mr. Hood said. "As CEO I look forward to furthering Pioneer's strategic goals, including developing new products that can meet the wider needs of investors and the advisers who serve them."
--------------------------------------------------------------------------------

Pioneer Interest Shares
PORTFOLIO SUMMARY 6/30/03

Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

     [THE FOLLOWING WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Government & Agency Obligations   32.0%
AA                                      0.4%
A                                       5.6%
BBB                                    41.4%
BB                                      9.7%
B & Lower                              10.8%
Commerical Paper                        0.1%

Portfolio Maturity
--------------------------------------------------------------------------------
(Effective life as percentage of total investment portfolio)

     [THE FOLLOWING WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

0-1 Years                              10.5%
1-3 Years                              22.9%
3-4 Years                               3.6%
4-6 Years                              21.6%
6-8 Years                              28.9%
8+ Years                               12.5%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of debt holdings)

    1.   Colorado Interstate Gas Co., 10.0%, 6/15/05                 2.35%
    2.   Federal National Mortgage Association, 6.5%, 12/1/31        2.34
    3.   Federal National Mortgage Association, 6.0%, 2/1/33         2.14
    4.   AOL Time Warner, Inc., 9.15%, 2/1/23                        2.06
    5.   U.S. Treasury Notes, 3.5%, 1/15/11                          2.02
    6.   Federal National Mortgage Association, 6.0%, 5/1/33         1.75
    7.   Government National Mortgage Association, 5.5%, TBA         1.69
    8.   Government National Mortgage Association, 6.0%, 3/15/33     1.66
    9.   U.S. Treasury Notes, 8.125%, 8/15/19                        1.57
   10.   Bowater, Inc., 9.375%, 12/15/21                             1.50

This list excludes money market instruments. Portfolio holdings will vary for other periods.

Pioneer Interest Shares
PERFORMANCE UPDATE 6/30/03

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        6/30/03   12/31/02
                 $12.69    $12.22

Market Price
per Share     6/30/03   12/31/02
              $11.70    $11.23

Distributions per Share   Income      Short-Term      Long-Term
(1/1/03 - 6/30/03)        Dividends   Capital Gains   Capital Gains
                          $0.350      $  --           $  --

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Interest Shares, compared to that of the Lehman Brothers Aggregate Bond Index.

The Lehman Brothers Aggregate Bond Index is a market value-weighted measure of Treasury and agency issues, corporate bond issues and mortgage-backed securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index. Past performance does not guarantee future results. Returns and principal values fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.
                                                                               3

  Average Annual Total Returns
      (as of June 30, 2003)

          Net Asset        Market
Period     Value           Price*
10 Years   6.49%           5.42%
5 Years    5.55            5.50
1 Year     9.62            4.88


* When net asset value (NAV) is lower than market price, dividends are assumed to be reinvested at the greater of NAV or 95% of the market price. When NAV is higher, dividends are assumed to be reinvested at market price.

   [THE FOLLOWING WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                          Value of $10,000 Investment

                        Pioneer          Lehman Brothers
                    Interest Shares*   Aggregate Bond Index

6/01                     10000                10000
                         10356                10466
6/02                     10963                11540
6/03                     11707                11992

Pioneer Interest Shares
PORTFOLIO MANAGEMENT DISCUSSION 6/30/03

The six months ending June 30, 2003, provided an excellent environment for bond investing, particularly corporate bonds, which excelled amid rising expectations for an economic recovery. In the following discussion, Kenneth J. Taubes details the factors that influenced Pioneer Interest Shares' performance during the six-month period. Mr. Taubes, head of Pioneer's Fixed Income Group, oversees the team responsible for daily management of the Fund.

Q:    How did the Fund perform during the six months ended June 30, 2003?

A: The Fund performed strongly, outpacing its benchmarks in total return during a favorable period for fixed-income investments, while providing competitive income, despite low interest rates. For the six months ended June 30, 2003, the Fund had a total return of 6.79% at net asset value and 7.14% at market price. In contrast, the Lehman Brothers Aggregate Bond Index returned 3.93%. On June 30, 2003, the 30-day SEC yield was 4.78%.

Q: What were the principal factors that influenced performance during the period?

A: Our emphasis on corporate bonds was a major factor in the Fund's strong performance. In addition, we kept the Fund's duration - or sensitivity to interest-rate changes - higher than the Lehman Brothers benchmark for most of the period. This added to performance during a period in which bond prices rose as interest rates declined, although not by as much as during the previous six months. All along the maturity spectrum, yields fell between 0.20 and 0.30 of a percentage point.

      While the falling rates tended to benefit Treasury securities and other high-grade investments more, corporate bonds substantially outperformed government securities, with lower-quality, high-yield corporates performing the best. The Merrill Lynch High Yield Master Index, for example, rose by more than 17% during the six months, while the Merrill Lynch Investment Grade Corporate Index delivered a total return of about 7.5%. By comparison, the 30-year Treasury returned 5.80%, and the five-year Treasury had a return of 3.5%.

Pioneer Interest Shares

      Investors in bonds correctly anticipated that the Federal Reserve would make further cuts in short-term rates, easing the flow of money into the economy. In addition, evidence began accumulating that the business sector had begun to stabilize. Many corporations had cut their overhead expenses, began to repair their balance sheets and refinanced their debt to take advantage of lower interest rates. Moreover, the weakening of the U.S. dollar on international currency exchanges tended to help corporations, especially those selling products overseas and those competing domestically against imported goods.

      Lagging corporate bonds were mortgage-backed securities, whose performance was held back by the wave of mortgage refinancing precipitated by falling interest rates. But even mortgages delivered positive returns for the six months.

Q:    What were your principal strategies?

A: We kept the Fund fully invested, with overweight positions in corporate securities, both investment grade and high yield. At the end of the period, on June 30, 2003, more than 68% of Fund assets were invested in corporates, including 21% in high-yield. Mortgages accounted for another 26% of Fund assets, while 6% was invested in Treasuries.

      The Fund's duration on June 30 was 4.79 years, high relative to the Lehman index. For much of the period, we maintained an even higher duration. Average credit quality on June 30 was A-, slightly less than the A average on December 31, 2002. The difference reflected our increased emphasis on corporate bonds.

Q:    What type of investments most influenced performance?

A: We had particularly strong performance from some of our newer holdings in the telecommunications and energy industries. We had maintained very small weightings in telecommunications during that industry's slump, and we also had de-emphasized the utility sector because of the well publicized problems of merchant energy companies in the wake of the Enron controversy. During the period, we began rebuilding a position in telecommunications by

Pioneer Interest Shares
PORTFOLIO MANAGEMENT DISCUSSION 6/30/03                            (continued)

      focusing on those companies that we believed would be the strongest survivors, including AT&T Wireless and Sprint.

      We also found some attractive utility bonds that turned into performance leaders, including those of Constellation Energy and Dominion Resources. Our position in insurer Unum also performed very well.

      Detracting from performance were our investments in HealthSouth and American Airlines, both of which were modest positions for the Fund. HealthSouth's securities fell amid allegations of financial fraud, while the American Airline bonds were pulled down by concerns about the future of the commercial airline industry.

Q:    What is your investment outlook for the bond market?

A: We have begun to decrease the Fund's exposure to interest-rate risk by lowering duration because we believe interest rates may be near their low points. We also have reduced our exposure to rate increases by cutting our Treasury positions and increasing our mortgage holdings, where we think the risks from prepayments have already been largely reflected in securities prices.

      In the absence of any unanticipated major events, we think that the economic outlook should brighten, helped by both the monetary stimulus from the Federal Reserve and the fiscal stimulus from the major tax cut pushed through Congress by President Bush.

      We believe corporate bonds continue to have the potential to outperform governments, although their performance advantage is likely to be more moderate. We intend to continue to emphasize corporate securities, while reducing our exposure to the possibility of increasing interest rates. The preceding information is the opinion of Fund management. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Interest Shares
SCHEDULE OF INVESTMENTS 6/30/03 (unaudited)

Principal     S&P/Moody's
 Amount         Ratings                                                        Value
                            CORPORATE BONDS - 63.9%
                            Energy - 3.9%
                            Oil & Gas Equipment and Services - 1.1%
$ 500,000      BB-/Ba3      Key Energy Services, 8.375%, 3/1/08          $   542,500
  500,000      BBB/Baa3     Seacor Smit, Inc., 5.875%, 10/1/12               536,221
                                                                         -----------
                                                                         $ 1,078,721
                                                                         -----------
                            Oil & Gas Exploration & Production - 1.3%
1,100,000      BBB+/Baa3    Pure Resources Inc., 7.125%, 6/15/11         $ 1,278,757
                                                                         -----------
                            Oil & Gas Refining, Marketing &
                            Transportation - 1.5%
  375,000      BB/Ba2       Semco Energy Inc., 7.125%, 5/15/08           $   391,875
  900,000      BBB/Baa2     Valero Energy Corp., 6.875%, 4/15/12           1,020,216
                                                                         -----------
                                                                         $ 1,412,091
                                                                         -----------
                            Total Energy                                 $ 3,769,569
                                                                         -----------
                            Materials - 11.6%
                            Commodity Chemicals - 1.5%
  350,000      BB/Ba3       Lyondell Petrochemical Co., 9.875%,
                             5/1/07                                      $   343,000
  500,000      BBB-/Ba1     Methanex Corp., 8.75%, 8/15/12                   560,000
  500,000      BB+/Ba2      Nova Chemicals Corp., 7.0%, 5/15/06              527,500
                                                                         -----------
                                                                         $ 1,430,500
                                                                         -----------
                            Diversified Chemicals - 0.7%
  700,000      B-/Caa1      Huntsman ICI Chemicals, 10.125%,
                             7/1/09                                      $   672,000
                                                                         -----------
                            Diversified Metals & Mining - 2.1%
1,150,000      BBB/Ba1      Kennametal Inc., 7.2%, 6/15/12               $ 1,258,609
  600,000      BBB-/Baa3    Phelps Dodge Corp., 9.5%, 6/1/31                 719,179
                                                                         -----------
                                                                         $ 1,977,788
                                                                         -----------
                            Paper Packaging - 1.0%
  300,000      B+/B2        Graphic Packaging Corp., 8.625%,
                             2/15/12                                     $   306,000
  600,000      B/B2         Stone Container Corp., 9.75%, 2/1/11             657,000
                                                                         -----------
                                                                         $   963,000
                                                                         -----------

The accompanying notes are an integral part of these financial statements.    7

Pioneer Interest Shares
SCHEDULE OF INVESTMENTS 6/30/03 (unaudited)                        (continued)

 Principal      S&P/Moody's
  Amount          Ratings                                                          Value
                               Paper Products - 3.9%
$   475,000      BBB-/Ba1      Abitibi-Consolidated, Inc., 6.95%,
                                12/15/06                                     $   502,185
    455,000      BBB-/Ba1      Abitibi-Consolidated, Inc., 6.95%, 4/1/08         478,877
  1,250,000      BBB-/Ba1      Bowater, Inc., 9.375%, 12/15/21                 1,385,800
    500,000      BBB/Baa2      Champion International Corp., 7.15%,
                                12/15/27                                         552,631
    850,000      B+/B2         FiberMark, Inc., 10.75%, 4/15/11                  850,000
                                                                             -----------
                                                                             $ 3,769,493
                                                                             -----------
                               Specialty Chemicals - 2.4%
    100,000      BBB-/Baa3     Ferro Corp., 7.125%, 4/1/28                   $    92,941
    950,000      BBB-/Baa3     Ferro Corp., 9.125%, 1/1/09                     1,115,956
  1,250,000      BB+/Baa3      Polyone Corp., 8.875%, 5/1/12                   1,112,500
                                                                             -----------
                                                                             $ 2,321,397
                                                                             -----------
                               Total Materials                               $11,134,178
                                                                             -----------
                               Capital Goods - 4.9%
                               Aerospace & Defense - 0.6%
    500,000      BB-/Ba3       L-3 Communications Corp., 7.625%,
                                6/15/12                                      $   550,000
                                                                             -----------
                               Building Products - 1.8%
    800,000      B/B2          NCI Building Systems, Inc., 9.25%,
                                5/1/09                                       $   856,000
    850,000      B+/B1         Nortek Inc., 9.125%, 9/1/07                       888,250
                                                                             -----------
                                                                             $ 1,744,250
                                                                             -----------
                               Electrical Components & Equipment - 0.9%
    825,000      BBB-/Ba1      Thomas & Betts Corp., 7.25%, 6/13/11          $   825,000
                                                                             -----------
                               Industrial Machinery - 1.6%
    850,000      BB+/Ba2       JLG Industries Inc., 8.375%, 6/15/12          $   773,500
    750,000      BBB-/Baa3     Timken Co., 5.75%, 2/15/10                        789,604
                                                                             -----------
                                                                             $ 1,563,104
                                                                             -----------
                               Total Capital Goods                           $ 4,682,354
                                                                             -----------
                               Automobiles & Components - 0.9%
                               Automobile Manufacturers - 0.9%
    850,000      BBB/A2        General Motors Acceptance Corp., 8.0%,
                                11/1/31                                      $   833,990
                                                                             -----------
                               Total Automobiles & Components                $   833,990
                                                                             -----------
                               Consumer Durables & Apparel - 1.4%
                               Home Furnishings - 1.4%
  1,175,000      BBB/Baa2      Mohawk Industries, 7.2%, 4/15/12              $ 1,376,894
                                                                             -----------
                               Total Consumer Durables & Apparel             $ 1,376,894
                                                                             -----------

8     The accompanying notes are an integral part of these financial statements.

Pioneer Interest Shares

 Principal      S&P/Moody's
  Amount          Ratings                                                        Value
                               Hotels, Restaurants & Leisure - 2.7%
                               Hotels, Resorts & Cruise Lines - 2.5%
$ 1,000,000      BBB-/Ba1      Hilton Hotels, 7.62%, 5/15/08               $ 1,075,000
    450,000      B/B2          John Q. Hamons Hotels, 8.875%,
                                5/15/12                                        472,500
    750,000      BBB-/Ba1      Starwood Hotels & Resorts, 7.875%,
                                5/1/12 (144A)                                  821,250
                                                                           -----------
                                                                           $ 2,368,750
                                                                           -----------
                               Leisure Facilities - 0.2%
    250,000      B/B2          Premier Parks, Inc., 9.75%, 6/15/07         $   247,500
                                                                           -----------
                               Total Hotels, Restaurants & Leisure         $ 2,616,250
                                                                           -----------
                               Media - 6.0%
                               Broadcasting & Cable TV - 2.5%
  1,000,000      BBB/Baa3      Comcast Cable Corp., 7.125%, 6/15/13        $ 1,168,377
  1,000,000      BBB/Baa2      Cox Communications Inc., 7.75%,
                                11/1/10                                      1,223,205
                                                                           -----------
                                                                           $ 2,391,582
                                                                           -----------
                               Movies & Entertainment - 2.0%
  1,500,000      BBB+/Baa1     AOL Time Warner, Inc., 9.15%, 2/1/23        $ 1,896,053
                                                                           -----------
                               Publishing - 1.5%
    280,000      A-/Baa1       Harcourt General Inc., 7.2%, 8/1/27         $   315,901
    910,000      BBB-/Baa3     News America Holdings, 8.5%, 2/23/25          1,136,199
                                                                           -----------
                                                                           $ 1,452,100
                                                                           -----------
                               Total Media                                 $ 5,739,735
                                                                           -----------
                               Retailing - 2.8%
                               Department Stores - 1.2%
  1,180,000      BBB-/Ba3      J. C. Penney & Co., 8.25%, 8/15/22          $ 1,156,400
                                                                           -----------
                               Distributors - 0.9%
    960,000      B-/B3         Wesco Distribution Inc., 9.125%, 6/1/08     $   895,200
                                                                           -----------
                               Specialty Stores - 0.7%
    650,000      BBB-/Baa3     Toys "R" Us, 7.875%, 4/15/13                $   699,215
                                                                           -----------
                               Total Retailing                             $ 2,750,815
                                                                           -----------
                               Food & Drug Retailing - 0.4%
                               Food Distributors - 0.4%
    325,000      BBB/Baa3      SuperValu Inc., 7.5%, 5/15/12               $   370,559
                                                                           -----------
                               Total Food & Drug Retailing                 $   370,559
                                                                           -----------

The accompanying notes are an integral part of these financial statements.     9

Pioneer Interest Shares
SCHEDULE OF INVESTMENTS 6/30/03 (unaudited)                          (continued)

 Principal      S&P/Moody's
  Amount          Ratings                                                       Value
                               Food, Beverage & Tobacco - 1.0%
                               Packaged Foods & Meats - 1.0%
$ 1,000,000      BBB/Baa3      Tyson Foods, Inc., 7.0%, 1/15/28           $ 1,009,345
                                                                          -----------
                               Total Food, Beverage & Tobacco             $ 1,009,345
                                                                          -----------
                               Health Care Equipment & Supplies - 2.7%
                               Health Care Equipment - 1.2%
  1,000,000      BBB/Baa3      Beckman Instruments, Inc., 7.05%,
                                6/1/26                                    $ 1,164,167
                                                                          -----------
                               Health Care Facilities - 1.0%
    890,000      BBB-/Ba1      HCA Inc., 6.3%, 10/1/12                    $   909,899
                                                                          -----------
                               Health Care Supplies - 0.5%
    500,000      BBB-/Ba1      Bausch & Lomb Inc., 7.125%, 8/1/28         $   479,375
                                                                          -----------
                               Total Health Care Equipment & Supplies     $ 2,553,441
                                                                          -----------
                               Banks - 2.1%
                               Regional Banks - 0.9%
    750,000      BBB-/Baa3     Hudson United Bank, 7.0%, 5/15/12          $   853,436
                                                                          -----------
                               Thrifts & Mortgage Finance - 1.2%
  1,100,000      BBB-/Baa3     Sovereign Bank, 5.125%, 3/15/13            $ 1,136,005
                                                                          -----------
                               Total Banks                                $ 1,989,441
                                                                          -----------
                               Diversified Financials - 6.5%
                               Consumer Finance - 2.6%
  1,000,000      BB+/Baa3      Capital One Financial Corp., 7.125%,
                                8/1/08                                    $ 1,066,254
    250,000      A-/A2         Household Finance Co., 6.375%,
                                10/15/11                                      284,265
  1,000,000      BBB/Baa2      MBNA America Bank NA, 7.125%,
                                11/15/12                                    1,171,513
                                                                          -----------
                                                                          $ 2,522,032
                                                                          -----------
                               Diversified Financial Services - 2.8%
    750,000      A-/Baa3       Brascan Corp., 5.75%, 3/1/10               $   798,287
  1,000,000      A-/A2         Household Finance Corp., 6.4%, 6/17/08       1,141,518
    750,000      BBB-/Baa3     PF Export REC Master Trust, 6.436%,
                                6/1/15                                        759,375
                                                                          -----------
                                                                          $ 2,699,180
                                                                          -----------
                               Specialized Finance - 1.1%
  1,000,000      BBB-/Baa3     GATX Financial Corp., 8.875%, 6/1/09       $ 1,074,464
                                                                          -----------
                               Total Diversified Financials               $ 6,295,676
                                                                          -----------

10    The accompanying notes are an integral part of these financial statements.

Pioneer Interest Shares

  Principal      S&P/Moody's
   Amount          Ratings                                                        Value
                               Insurance - 1.8%
                               Life & Health Insurance - 1.0%
$   900,000      BBB-/Baa3     Provident Companies Inc., 7.0%, 7/15/18      $   900,000
                                                                            -----------
                               Property & Casualty Insurance - 0.8%
    750,000      BBB+/Baa2     Berkley (WR) Corp., 5.875%, 2/15/13          $   797,650
                                                                            -----------
                               Total Insurance                              $ 1,697,650
                                                                            -----------
                               Real Estate - 1.2%
                               Real Estate Management & Development - 1.2%
  1,100,000      BB-/Ba3       Forest City Enterprises, 7.625%, 6/1/15      $ 1,153,625
                                                                            -----------
                               Total Real Estate                            $ 1,153,625
                                                                            -----------
                               Software & Services - 1.2%
                               Data Processing & Outsourced Services - 1.2%
  1,000,000      A/A2          Computer Sciences Corp., 6.25%,
                                3/15/09                                     $ 1,151,451
                                                                            -----------
                               Total Software & Services                    $ 1,151,451
                                                                            -----------
                               Technology Hardware & Development - 2.0%
                               Communications Equipment - 0.3%
    300,000      B-/Caa1       Lucent Technologies Inc., 5.5%, 11/15/08     $   252,750
                                                                            -----------
                               Computer Hardware - 0.9%
    800,000      BBB-/Baa3     NCR Corp., 7.125%, 6/15/09 (144A)            $   878,805
                                                                            -----------
                               Technology Distributors - 0.8%
    800,000      BBB-/Baa3     Arrow Electronics Inc., 6.875%, 7/1/13       $   792,306
                                                                            -----------
                               Total Technology Hardware & Development      $ 1,923,861
                                                                            -----------
                               Semiconductors - 0.9%
    850,000      B/B2          Fairchild Semiconductor, 10.375%,
                                10/1/07                                     $   894,098
                                                                            -----------
                               Total Semiconductors                         $   894,098
                                                                            -----------
                               Telecommunication Services - 1.5%
                               Integrated Telecommunication Services - 0.6%
    500,000      BBB-/Baa3     Sprint Capital Corp., 7.625%, 1/30/11        $   570,723
                                                                            -----------
                               Wireless Telecommunication Services - 0.9%
    750,000      BBB/Baa2      AT&T Wireless, 8.125%, 5/1/12                $   903,641
                                                                            -----------
                               Total Telecommunication Services             $ 1,474,364
                                                                            -----------

The accompanying notes are an integral part of these financial statements.   11

Pioneer Interest Shares
SCHEDULE OF INVESTMENTS 6/30/03 (unaudited)                        (continued)

 Principal      S&P/Moody's
  Amount          Ratings                                                         Value
                               Utilities - 8.4%
                               Electric Utilities - 6.1%
$   750,000      BBB+/Baa1     Constellation Energy Group, 7.0%, 4/1/12     $   873,621
  1,000,000      BBB+/Baa1     Dominion Resources Inc., 5.7%, 9/17/12         1,097,460
    900,000      BBB-/Baa3     Empresa Electric Guacolda SA, 8.625%,
                                4/30/13                                         943,845
    220,000      BBB-/Baa3     FPL Energy American Wind, 6.639%,
                                6/20/23                                         220,000
    950,000      BBB-/Baa3     Great Lakes Power Inc., 8.3%, 3/1/05           1,021,201
    750,000      BBB/Baa1      Oncor Electric Delivery, 6.375%, 1/15/15
                                (144A)                                          850,819
    425,000      BBB+/Baa1     Public Service Co. of Colorado, 7.875%,
                                10/1/12 (144A)                                  535,061
    325,000      BBB-/Baa3     Xcel Energy Inc., 7.0%, 12/1/10                  371,690
                                                                            -----------
                                                                            $ 5,913,697
                                                                            -----------
                               Multi-Utilities & Unregulated Power - 2.3%
  2,000,000      BB/Ba1        Colorado Interstate Gas Co., 10.0%,
                                6/15/05                                     $ 2,167,500
                                                                            -----------
                               Total Utilities                              $ 8,081,197
                                                                            -----------
                               TOTAL CORPORATE BONDS
                               (Cost $56,675,887)                           $61,498,493
                                                                            -----------
                               U.S. GOVERNMENT AGENCY AND
                               TREASURY OBLIGATIONS - 30.8%
    153,497                    Federal Home Loan Bank, 7.0%, 11/1/30        $   160,932
    465,502                    Federal Home Loan Mortgage, 6.0%,
                                2/1/33                                          482,651
    998,900                    Federal National Mortgage Association,
                                5.5%, 6/1/33                                  1,034,213
  5,225,879                    Federal National Mortgage Association,
                                6.0%, 11/1/32 to 5/1/33                       5,432,847
  4,722,190                    Federal National Mortgage Association,
                                6.5%, 1/1/31 to 10/1/32                       4,924,548
    313,696                    Federal National Mortgage Association,
                                7.0%, 12/1/31                                   330,353
      5,992                    Federal National Mortgage Association,
                                8.0%, 7/1/30                                      6,461
    500,000                    Government National Mortgage
                                Association, 5.0%, TBA                          512,031

12    The accompanying notes are an integral part of these financial statements.

Pioneer Interest Shares

 Principal
  Amount                                                                      Value
                           U.S. Government Agency and
                           Treasury Obligations (cont.)
$ 1,500,000                Government National Mortgage
                            Association, 5.5%, TBA                      $ 1,561,407
  4,321,460                Government National Mortgage
                            Association, 6.0%, 1/15/33 to
                            4/15/33                                       4,532,131
    605,369                Government National Mortgage
                            Association, 6.5%, 5/15/29 to
                            10/15/31                                        635,823
  3,059,350                Government National Mortgage
                            Association, 7.0%, 8/15/28 to
                            10/15/31                                      3,232,434
    332,048                Government National Mortgage
                            Association I, 7.0%, 3/15/31                    350,703
  1,029,860                Government National Mortgage
                            Association II, 7.0%, 1/20/29                 1,083,279
    800,000                U.S. Treasury Bonds, 3.0%, 7/15/12               902,026
  1,100,000                U.S. Treasury Bonds, 4.0%, 11/15/12            1,144,645
  1,550,000                U.S. Treasury Notes, 3.5%, 1/15/11             1,862,814
  1,000,000                U.S. Treasury Notes, 8.125%, 8/15/19           1,446,289
                                                                        -----------
                                                                        $29,635,587
                                                                        -----------
                           TOTAL U.S. GOVERNMENT AGENCY AND
                           TREASURY OBLIGATIONS
                           (Cost $28,557,066)                           $29,635,587
                                                                        -----------
                           MUNICIPAL BONDS - 1.1%
    660,000      A/A2      California State Municipal Bond, 5.25%,
                            2/1/28                                      $   675,015
    385,000      A/Aa3     Tobacco Settlement Authority Iowa, 6.79%,
                            6/1/10                                          400,227
                                                                        -----------
                           TOTAL MUNICIPAL BONDS
                           (Cost $1,063,704)                            $ 1,075,242
                                                                        -----------

The accompanying notes are an integral part of these financial statements.   13

Pioneer Interest Shares
SCHEDULE OF INVESTMENTS 6/30/03 (unaudited)                        (continued)

   Principal
    Amount                                                             Value
                 TEMPORARY CASH INVESTMENTS - 4.2%
                 Repurchase Agreement - 3.7%
$ 3,500,000      Bear Stearns & Co., Inc., 1.08%, dated
                 6/30/03, repurchase price of $3,500,000
                 plus accrued interest on 7/1/03
                 collateralized by $3,209,000 U.S. Treasury
                 Bond, 12.375%, 5/15/04                        $ 3,500,000
                                                               -----------
                 Security Lending Collateral - 0.5%
    494,000      Securities Lending Investment Fund, 1.21%     $   494,000
                                                               -----------
                 TOTAL TEMPORARY CASH INVESTMENTS
                 (Cost $3,994,000)                             $ 3,994,000
                                                               -----------
                 TOTAL INVESTMENT IN SECURITIES - 100.0%
                 (Cost $90,290,657)(a)(b)                      $96,203,322
                                                               ===========

(144A)  Security is exempt from registration under Rule 144A of the Securities
        Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June
        30, 2003, the value of these securities amounted to $3,085,935 or 3.29%
        of total net assets.
TBA     (To Be Assigned) Securities are purchased on a forward commitment basis with an approximate (generally plus or minus 2.5%) principal amount and no definite maturity date period. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
Note:   The Fund's investments in mortgage-backed securities of the Government
        National Mortgage Association (GNMA) are interests in separate pools of mortgages. All separate investments in this issuer which have the same coupon rate have been aggregated for the purpose of presentation in this schedule of investments.
(a)     At June 30, 2003, the net unrealized gain on
        investments based on cost for federal income tax
        purposes of $90,577,276 was as follows:
        Aggregate gross unrealized gain for all investments
        in which there is an excess of value over tax cost     $ 6,324,272
        Aggregate gross unrealized loss for all investments
        in which there is an excess of tax cost over value        (698,226)
                                                               -----------
        Net unrealized gain                                    $ 5,626,046
                                                               ===========
(b)     At December 31, 2002, the Fund had a capital loss carryforward of
        $8,719,635 which will expire between 2003 and 2010 if not utilized.
        Purchases and sales of se curities (excluding temporary cash investments) for the six months ended June 30, 2003 were as follows:

                                                    Purchases           Sales
        Long-term U.S. Government                  $15,360,083       $12,507,010

        Other Long-term Securities                 $13,735,440       $16,155,369

14    The accompanying notes are an integral part of these financial statements.

Pioneer Interest Shares
BALANCE SHEET 6/30/03 (unaudited)

ASSETS:
  Investment in securities, at value (including securities loaned
   of $483,862) (cost $90,290,657)                                   $96,203,322
  Cash                                                                    90,817
  Interest Receivable                                                  1,137,410
                                                                     -----------
       Total assets                                                  $97,431,549
                                                                     -----------
LIABILITIES:
  Payables -
     Investment securites purchased                                  $ 2,991,225
     Upon return of securities loaned                                    494,000
  Due to affiliates                                                       82,937
  Accrued expenses                                                        45,793
                                                                     -----------
       Total liabilities                                             $ 3,613,955
                                                                     -----------
NET ASSETS:
  Paid-in capital                                                    $98,768,587
  Accumulated undistributed net investment income                         56,515
  Accumulated net realized loss on investments                       (10,920,173)
  Net unrealized gain on investments                                   5,912,665
                                                                     -----------
       Total net assets                                              $93,817,594
                                                                     ===========
NET ASSET VALUE PER SHARE:
(50,000,000 shares authorized)
  7,395,027 fund shares outstanding                                  $     12.69
                                                                     ===========

The accompanying notes are an integral part of these financial statements.   15

Pioneer Interest Shares
STATEMENT OF OPERATIONS (unaudited)
For the Six Months Ended 6/30/03

INVESTMENT INCOME:
  Interest                                                   $3,176,025
  Income from securities loaned, net                              2,759
                                                             ----------
     Total investment income                                                $  3,178,784
                                                                            ------------
EXPENSES:
  Management fees                                            $  259,297
  Transfer agent fees                                            35,025
  Administrative fees                                            18,596
  Custodian fees                                                  6,878
  Professional fees                                              35,720
  Printing                                                       24,411
  Fees and expenses of nonaffiliated trustees                     4,341
  Miscellaneous                                                  16,574
                                                             ----------
     Total expenses                                                         $    400,842
                                                                            ------------
       Net investment income                                                $  2,777,942
                                                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments                                          $ (2,047,100)
  Change in net unrealized gain on investments                                 5,340,670
                                                                            ------------
     Net gain on investments                                                $  3,293,570
                                                                            ------------
     Net increase in net assets resulting from operations                   $  6,071,512
                                                                            ============

16    The accompanying notes are an integral part of these financial statements.

Pioneer Interest Shares
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended 6/30/03 and the Year Ended 12/31/02

                                                         Six Months
                                                           Ended
                                                          6/30/03          Year Ended
                                                        (unaudited)         12/31/02
FROM OPERATIONS:
Net investment income                                   $ 2,777,942       $ 6,468,370
Net realized loss on investments                         (2,047,100)       (1,172,825)
Change in net unrealized gain (loss) on investments       5,340,670          (164,311)
                                                        -----------       -----------
  Net increase in net assets resulting from
     operations                                         $ 6,071,512       $ 5,131,234
                                                        -----------       -----------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income ($0.35 and $0.81 per share,
  respectively)                                         $(2,588,246)      $(5,989,943)
                                                        -----------       -----------
  Total distributions to shareowners                    $(2,588,246)      $(5,989,943)
                                                        -----------       -----------
  Net increase (decrease) in net assets                 $ 3,483,266       $  (858,709)
                                                        -----------       -----------
NET ASSETS:
Beginning of period                                     $90,334,328       $91,193,037
                                                        -----------       -----------
End of period (including accumulated undistributed
  net investment income (loss) of $56,515 and
  $(133,181), respectively)                             $93,817,594       $90,334,328
                                                        ===========       ===========

The accompanying notes are an integral part of these financial statements.   17

Pioneer Interest Shares
FINANCIAL HIGHLIGHTS

                                                       Six Months
                                                          Ended
                                                         6/30/03      Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                                                       (unaudited)     12/31/02   12/31/01(a)  12/31/00    12/31/99    12/31/98
Net asset value, beginning of period                    $   12.22      $   12.33   $   12.36   $   12.39   $   13.62   $   13.74
                                                        ---------      ---------   ---------   ---------   ---------   ---------
Increase (decrease) from investment operations:
 Net investment income                                  $    0.36      $    0.82   $    0.85   $    0.93   $    0.96   $    1.04
 Net realized and unrealized gain (loss) on investments      0.46          (0.12)      (0.01)      (0.03)      (1.24)      (0.12)
                                                        ---------      ---------   ---------   ---------   ---------   ---------
   Net increase (decrease) from investment operations   $    0.82      $    0.70   $    0.84   $    0.90   $   (0.28)  $    0.92
Distributions to shareowners:
 Net investment income                                      (0.35)         (0.81)      (0.87)      (0.93)      (0.95)      (1.04)
                                                        ---------      ---------   ---------   ---------   ---------   ---------
Net increase (decrease) in net asset value              $    0.47      $   (0.11)  $   (0.03)  $   (0.03)  $   (1.23)  $   (0.12)
                                                        ---------      ---------   ---------   ---------   ---------   ---------
Net asset value, end of period                          $   12.69      $   12.22   $   12.33   $   12.36   $   12.39   $   13.62
                                                        =========      =========   =========   =========   =========   =========
Market value, end of period                             $  11.700      $  11.230   $  11.400   $  11.250   $  10.250   $  13.563
Total return*                                                6.79%          2.40%       9.13%      19.49%     (17.96)%      4.66%
Ratio of net expenses to average net assets+                 0.88%**        0.84%       0.92%       0.79%       0.88%       0.80%
Ratio of net investment income to average net assets+        5.75%**        7.15%       6.76%       7.55%       7.28%       7.53%
Portfolio turnover rate                                        64%**          43%         52%         48%         59%         51%
Net assets, end of period (in thousands)                $  93,818      $  90,334   $  91,193   $  91,380   $  91,621   $ 100,567
Ratios with no reduction for fees paid indirectly:
 Net expenses                                                0.88%**        0.84%       0.92%       0.79%       0.88%       0.80%
 Net investment income                                       5.75%**        7.15%       6.76%       7.55%       7.28%       7.53%

* Assumes initial investment at market value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at market value at the end of each period.
**    Annualized.
+     Ratios with no reduction for fees paid indirectly.
(a) On January 1, 2001, the Fund began accreting discounts and amortizing premiums on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income by $0.01, increase net realized and unrealized gain (loss) per share by $0.01 and decrease the ratio of net investment income to average net assets from 6.85% to 6.76%. Per share ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.

18    The accompanying notes are an integral part of these financial statements.

Pioneer Interest Shares
NOTES TO FINANCIAL STATEMENTS 6/30/03 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Interest Shares (the Fund), a Delaware business Trust, is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The investment objective of the Fund is to provide interest income.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A.    Security Valuation

      Security transactions are recorded as of trade date. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premium and discount related to certain mortgage-backed securities are amortized or accreted in proportion to the underlying monthly paydowns. Market discount and premium is accreted or amortized daily for financial reporting purposes. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

      Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.    Federal Income Taxes

      It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

Pioneer Interest Shares
NOTES TO FINANCIAL STATEMENTS 6/30/03 (unaudited)                  (continued)

      The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

      The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended December 31, 2002, was as follows:

                                 2002
                              ----------
  Distributions paid from:
  Ordinary income             $5,989,943
  Long-term capital gain              --
                              ----------
  Total                       $5,989,943
                              ==========

      The following shows components of distributable earnings on a federal income tax basis at December 31, 2002. These amounts do not include the capital loss carryforward.

                                      2002
                                    --------
  Undistributed ordinary income     $     --
  Undistributed long-term gain            --
  Unrealized appreciation            285,376
                                    --------
  Total                             $285,376
                                    ========

      The difference between book-basis and tax-basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales and amortization of premium.

C.    Dividend and Distribution Reinvestment Plan

      All shareowners of the Fund are eligible to participate in the Dividend and Distribution Reinvestment Plan (the Plan). Under the Plan, participants will receive all dividends and distributions in full and fractional shares of the Fund in lieu of cash when shares are trading at or above net asset value. When shares are trading below net

Pioneer Interest Shares

      asset value, dividends and distributions will be paid in cash. When the Fund declares dividends or distributions, the number of shares to be credited to a participant's account or the cash to be distributed to a participant, determined as of the close of business of the New York Stock Exchange on the Dividend Valuation Date, is computed as follows: (a) if the last sales price of shares of the capital stock of the Fund is at or above net asset value, the Fund will issue new full and fractional shares (computed to three decimals) of capital stock at the greater of net asset value or 95% of such last sales price, to be credited to the participant's account; or (b) if the last sales price of shares of the capital stock of the Fund is below the net asset value, the Agent will distribute the dividends or distributions to the participant in cash. There are no brokerage or service fees chargeable to participants in the Plan; however, this Plan may be amended in the future to impose a service charge. Participating in the Plan does not relieve shareowners from any federal, state or local taxes which may be due on dividends and distributions paid in any taxable year. Dividends and distributions to shareowners are recorded as of the Dividend Valuation Date.

D.    Security Lending

      The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or dividends on the securities loaned and gain or loss in the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of loaned securities and cash collateral at period end are disclosed on the balance sheet. The Fund invests cash collateral in the Securities Lending Investment Fund which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

2. Management Agreement

Pioneer Investment Management, Inc. (PIM), the Fund's investment adviser, is a wholly owned indirect subsidiary of UniCredito Italiano

Pioneer Interest Shares
NOTES TO FINANCIAL STATEMENTS 6/30/03 (unaudited)                  (continued)

S.p.A. (UniCredito Italiano), manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.625% of the Fund's average daily net assets up to $50 million and 0.50% of the excess over $50 million.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At June 30, 2003, $50,029 was payable to PIM related to management fees, administrative fees and certain other services.

3. Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, through a sub-transfer agency agreement with Mellon Investor Services LLC, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $32,908 in transfer agent fee due to PIMSS at June 30, 2003.

Pioneer Interest Shares
TRUSTEES, OFFICERS AND SERVICE PROVIDERS

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                   Vice President*
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood*                          Joseph P. Barri, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Hale and Dorr LLP

Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Shareowner Services and Sub-Transfer Agent
Mellon Investor Services LLC

*Mr. Hood was elected Trustee and Executive Vice President on June 3, 2003.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is also on the Securities and Exchange Commission's web site at http://www.sec.gov.

Amendment to Fundamental Investment Policy

On July 25, 2003, shareholders of the fund approved revisions to the fund's investment policy and desginated the new policy as non-fundamental:

Normally, the fund will invest at least 80% of its total assets in (i) fixed-income securities rated investment grade at the time of acquisition, (ii) U.S. government securities and (iii) money market instruments and cash items.

Other money market instruments include, but are not limited to, repurchase agreements, certificates of deposit and bankers' acceptances. Cash items include cash balances, accrued interest and receivables for items such as the proceeds, not yet received, from the sale of the fund's portfolio investments.


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HOW TO CONTACT PIONEER

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications and service forms        1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our Internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

This report must be preceded or accompanied by a current Fund prospectus. For more information on other Pioneer mutual funds, including charges and expenses, call 800-225-6292 and request a prospectus. Please read it carefully before investing or sending money.

[LOGO] PIONEER Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, Massachusetts 02109
www.pioneerfunds.com

                                                                   13714-00-0803
                                        (C) 2003 Pioneer Funds Distributor, Inc.
                                Underwriter of Pioneer mutual funds, Member SIPC

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable for semiannual reports; to be answered on annual submissions after December 15, 2003.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.

ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these
controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no significant changes in the registrants internal controls or in other factors that could significantly affect these controls subsequent to
the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Interest Shares


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 25, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 25, 2003


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 25, 2003

* Print the name and title of each signing officer under his or her signature.